ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Components of Accounts payable and accrued liabilities were as follows:

	December 31,	December 31,
(in thousands)	2018	2017
Trade accounts payable	$24,463	$21,534
Money orders payable	7,822	8,131
Accrued taxes, other than income taxes	944	562
Accrued payroll and fringe benefits	14,518	18,375
Reserve for store closure costs	—	36
Other accrued liabilities	1,399	637
Total	$49,146	$49,275